Regulatory Matters - Components of Regulatory Capital (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Components of Regulatory Capital [Abstract]
Total shareholders’ equity	$ 347,596	$ 398,484	$ 389,522	$ 350,169
Add (deduct)
Accumulated other comprehensive loss for regulatory purposes	(92,763)	501
Subordinated debt	$ 39,433	39,357
Period of transition method for regulatory purposes	3 years
Consolidated
Components of Regulatory Capital [Abstract]
Total shareholders’ equity	$ 347,596	398,484
Add (deduct)
Accumulated other comprehensive loss for regulatory purposes	86,966	(6,298)
Goodwill and other intangibles	(30,851)	(31,636)
CECL	5,152	7,727
Common equity tier 1 capital	408,863	368,277
Qualifying trust preferred securities	38,436	38,368
Tier 1 capital	447,299	406,645
Subordinated debt	40,000	40,000
Allowance for credit losses and allowance for unfunded lending commitments limited to 1.25% of total risk-weighted assets	49,250	41,850
Total risk-based capital	536,549	488,495
Independent Bank
Components of Regulatory Capital [Abstract]
Total shareholders’ equity	370,418	426,558
Add (deduct)
Accumulated other comprehensive loss for regulatory purposes	86,966	(6,298)
Goodwill and other intangibles	(30,851)	(31,636)
CECL	5,152	7,727
Common equity tier 1 capital	431,685	396,351
Qualifying trust preferred securities	0	0
Tier 1 capital	431,685	396,351
Subordinated debt	0	0
Allowance for credit losses and allowance for unfunded lending commitments limited to 1.25% of total risk-weighted assets	49,201	42,001
Total risk-based capital	$ 480,886	$ 438,352